VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS:
101.0%
Arini US Clo II Ltd. 144A
7.54% (Term SOFR
USD 3 Month+3.25%),
03/31/38 $ 475 $ 479,539
Bain Capital Credit CLO
2021-1 Ltd. 144A
10.63% (Term SOFR
USD 3 Month+6.30%),
04/18/34 3,000 2,966,952
Bain Capital Credit CLO
2021-2 Ltd. 144A
6.32% (Term SOFR
USD 3 Month+2.00%),
07/16/34 2,250 2,252,736
Bain Capital Credit CLO
2021-7 Ltd. 144A
10.83% (Term SOFR
USD 3 Month+6.50%),
01/22/35 3,500 3,420,193
Bain Capital Credit CLO
2022-2 Ltd. 144A
9.33% (Term SOFR
USD 3 Month+5.00%),
04/22/35 1,000 1,007,306
Bain Capital Credit CLO
2022-3 Ltd. 144A
8.02% (Term SOFR
USD 3 Month+3.70%),
07/17/35 2,980 2,996,473
BlueMountain CLO XXXII Ltd.
144A
10.92% (Term SOFR
USD 3 Month+6.60%),
10/15/34 3,250 3,242,265
BlueMountain CLO XXXIII
Ltd. 144A
1.00% (Term SOFR
USD 3 Month+6.93%),
10/20/38 3,000 3,015,000
11.30% (Term SOFR
USD 3 Month+7.09%),
11/20/34 3,000 3,000,150
BlueMountain CLO XXXV Ltd.
144A
12.41% (Term SOFR
USD 3 Month+8.07%),
10/22/37 2,500 2,536,680
Brant Point CLO 2025-8 Ltd.
144A
5.66% (Term SOFR
USD 3 Month+1.70%),
03/31/38 5,000 5,006,250
Canyon Capital CLO 2019-2
Ltd. 144A
6.22% (Term SOFR
USD 3 Month+1.90%),
10/15/34 1,775 1,779,606
Par
(000’s) Value
Canyon CLO 2020-1 Ltd.
144A
6.27% (Term SOFR
USD 3 Month+1.95%),
07/15/34 $ 1,500 $ 1,502,405
Capital Four US CLO III Ltd.
144A
6.53% (Term SOFR
USD 3 Month+2.20%),
04/21/38 5,000 5,028,615
Dryden 72 CLO Ltd. 144A
6.21% (Term SOFR
USD 3 Month+2.00%),
05/15/32 1,000 1,001,252
Dryden 95 CLO Ltd. 144A
7.25% (Term SOFR
USD 3 Month+3.05%),
08/20/34 7,000 7,013,411
Goldentree Loan
Management US CLO 12
Ltd. 144A
5.86% (Term SOFR
USD 3 Month+1.53%),
07/20/37 2,000 2,003,786
Goldentree Loan
Management US CLO 8
Ltd. 144A
6.18% (Term SOFR
USD 3 Month+1.85%),
10/20/34 1,000 1,002,835
Golub Capital Partners CLO
74 B Ltd. 144A
6.17% (Term SOFR
USD 3 Month+1.85%),
07/25/37 1,250 1,254,493
Halseypoint CLO 7 Ltd. 144A
6.53% (Term SOFR
USD 3 Month+2.20%),
07/20/38 1,000 1,003,216
KKR CLO 27 LTD 144A
10.57% (Term SOFR
USD 3 Month+6.25%),
01/15/35 2,500 2,475,853
KKR CLO 36 Ltd. 144A
5.92% (Term SOFR
USD 3 Month+1.75%),
10/15/34 5,000 5,004,955
LCM 39 Ltd. 144A
11.32% (Term SOFR
USD 3 Month+7.00%),
10/15/34 2,500 2,504,933
Madison Park Funding LVII
Ltd. 144A
7.26% (Term SOFR
USD 3 Month+2.95%),
07/27/34 1,500 1,493,954
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A

VANECK AA-BB CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
5.73% (Term SOFR
USD 3 Month+1.40%),
10/20/36 $ 5,000 $ 5,000,760
Neuberger Berman Loan
Advisers CLO 42 Ltd. 144A
5.72% (Term SOFR
USD 3 Month+1.40%),
07/16/36 5,000 5,000,270
Ocean Trails CLO XIV Ltd.
144A
6.33% (Term SOFR
USD 3 Month+2.00%),
01/20/38 1,700 1,706,815
Octagon 64 Ltd. 144A
6.03% (Term SOFR
USD 3 Month+1.70%),
07/21/37 10,000 10,022,209
OZLM XXIII Ltd. 144A
6.52% (Term SOFR
USD 3 Month+2.20%),
10/15/37 1,000 1,005,869
Park Avenue Institutional
Advisers CLO Ltd. 2021-1
144A
5.88% (Term SOFR
USD 3 Month+1.65%),
01/20/34 1,000 1,001,346
Rockford Tower CLO 2019-2
Ltd. 144A
6.20% (Term SOFR
USD 3 Month+2.00%),
08/20/32 1,000 1,001,275
Rockford Tower CLO 2021-2
Ltd. 144A
5.86% (Term SOFR
USD 3 Month+1.70%),
07/20/34 6,500 6,505,596
6.11% (Term SOFR
USD 3 Month+1.95%),
07/20/34 2,500 2,502,773
Rockford Tower CLO 2022-1
Ltd. 144A
5.97% (Term SOFR
USD 3 Month+1.70%),
07/20/35 7,000 7,017,128
Sculptor CLO XXIX Ltd. 144A
6.24% (Term SOFR
USD 3 Month+1.75%),
07/22/38 3,000 3,007,665
Sculptor CLO XXVI Ltd. 144A
6.53% (Term SOFR
USD 3 Month+2.20%),
01/20/38 3,300 3,321,671
Sculptor CLO XXVIII Ltd. 144A
6.28% (Term SOFR
USD 3 Month+1.95%),
01/20/35 3,000 3,002,946
Sculptor CLO XXX Ltd. 144A
7.87% (Term SOFR
USD 3 Month+3.60%),
07/20/38 2,000 2,027,572
Par
(000’s) Value
Signal Peak CLO 4 Ltd. 144A
6.16% (Term SOFR
USD 3 Month+2.00%),
10/26/34 $ 2,500 $ 2,506,250
7.78% (Term SOFR
USD 3 Month+3.46%),
10/26/34 2,300 2,288,194
Sound Point CLO XXIX Ltd.
144A
8.08% (Term SOFR
USD 3 Month+3.76%),
04/25/34 3,500 3,510,819
Sound Point CLO XXVI Ltd.
144A
7.94% (Term SOFR
USD 3 Month+3.61%),
07/20/34 1,000 1,001,967
Sound Point CLO XXXI Ltd.
144A
7.83% (Term SOFR
USD 3 Month+3.51%),
10/25/34 2,500 2,472,328
Trinitas CLO XIX Ltd. 144A
7.28% (Term SOFR
USD 3 Month+2.95%),
10/20/33 2,500 2,503,775
Trinitas CLO XVII Ltd. 144A
7.41% (Term SOFR
USD 3 Month+3.25%),
10/20/34 1,750 1,758,575
Whitebox CLO III Ltd. 144A
6.22% (Term SOFR
USD 3 Month+1.90%),
10/15/35 2,250 2,252,732
Wind River 2021-2 CLO Ltd.
144A
6.01% (Term SOFR
USD 3 Month+2.00%),
07/20/34 2,500 2,508,058
Wind River 2022-1 CLO Ltd.
144A
6.18% (Term SOFR
USD 3 Month+1.85%),
07/20/35 2,500 2,504,350
Wind River 2023-1 CLO Ltd.
144A
6.37% (Term SOFR
USD 3 Month+2.05%),
07/25/38 1,000 1,006,719
Underline
Total Collateralized Loan Obligations
(Cost: $138,902,312) 139,430,520
Total Investments: 101.0%
(Cost: $138,902,312) 139,430,520
Liabilities in excess of other assets: (1.0)% (1,357,946)
NET ASSETS: 100.0% $ 138,072,574

FootnoteRuleAboveBlank
Footnotes:
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $139,430,520, or 101.0% of net assets.